American Funds Retirement Income Portfolio - Moderate SM
American Funds Retirement Income Portfolio - Moderate SM
American Funds Retirement Income Portfolio SeriesSM Prospectus Supplement November 27, 2015 (for prospectus dated November 1, 2015)

The "Fees and expenses of the fund" section of the prospectus for each of the funds listed below is amended by replacing the cumulative estimated expense example tables under the heading "Example" with the updated tables set forth below:

American Funds Retirement Income Portfolio – Moderate

Expense Example - American Funds Retirement Income Portfolio - Moderate SM - USD ($)	1 year	3 years
Class A	645	832
Class B	647	894
Class C	246	490
Class F-1	76	275
Class F-2	50	196
Class R-1	153	512
Class R-2	165	549
Class R-2E	124	478
Class R-3	124	425
Class R-4	69	256
Class R-5E	54	209
Class R-5	44	177
Class R-6	42	171

Expense Example No Redemption - American Funds Retirement Income Portfolio - Moderate SM - USD ($)	1 year	3 years
Class B	147	494
Class C	146	490

Keep this supplement with your prospectus.